Accounts payable (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounts payable
Summary of accounts payable

	As of March 31,
	2022	2021
Payable to a supplier of virtual simulation software	$77,266	$108,381
Payable to accessories suppliers	—	5,326
Total	$77,266	$113,707

	As of March 31,
	2021	2020
Payable to a supplier of virtual simulation software	$108,381	$115,425
Payable to a copyright supplier	—	110,090
Payable to accessories suppliers	5,326	23,571
Total	$113,707	$249,086